Intangible Assets - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 cashGeneratingUnit	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2023 EUR (€) cashGeneratingUnit
Intangible Assets
Number of cash generating unit	2
Software
Intangible Assets
Estimated useful life (in years)	3 years
Vessels
Intangible Assets
Growth rate used to extrapolate cash flow projections	2.50%
Weighted Average Cost Of Capital (WACC) | Vessels
Intangible Assets
Significant unobservable input, assets	0.101	0.095	0.095
Eneti Inc
Intangible Assets
Goodwill arising on acquisition | €				€ 16,919
Number of cash generating unit				2